Advances for vessels under construction and acquisitions and other vessel costs, detail 1 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Advances For Property Plant And Equipment [Abstract]
Pre-delivery installments	$ 8,700	$ 58,000
Advances For Vessel Acquisitions	2,650	3,225
Capitalized interest and finance costs	100	1,516
Other related costs	52	699
Total	$ 11,502	$ 63,440	$ 35,280